Consolidated Balance Sheets - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Current:
Cash and cash equivalents	$ 46,095	$ 5,042	$ 536
Advances			1,152
Prepaid expenses	9,091	3,710	77,113
Total current assets	55,186	8,752	78,801
Property and equipment, net	6,057	8,466	14,132
Total assets	61,243	17,218	92,933
Current:
Current portion of long-term debt			561
Convertible promissory note, net of debt discount of $9,396, $2,646 and $8,470	227,701	30,821	108,670
Accounts payable and accrued liabilities	389,425	443,837	385,512
Accounts payable to related party	34,798	34,798	35,950
Accrued wages to related parties	655,195	610,695	488,578
Derivative liability			3,293
Total current liabilities	1,307,119	1,120,151	1,022,564
Long-term:
Long-term convertible note payable, net			50,562
Total long-term liabilities			50,562
Total liabilities		1,120,151	1,073,126
Commitments and Contingencies
Stockholders' deficit
Common stock value	21,518	20,038	15,689
Stock subscription receivable	(55,673)	(55,673)	(55,673)
Additional paid-in capital	53,392,500	53,077,578	51,708,117
Accumulated deficit	(54,604,221)	(54,144,876)	(52,648,326)
Total stockholders' deficit	(1,245,876)	(1,102,933)	(980,193)
Total liabilities and stockholders' deficit	$ 61,243	$ 17,218	$ 92,933